Statement of Operations - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015
Revenue
General and administrative costs
Other costs	$ 74	$ 254
Professional fees
-Auditors' fees		3,500
-Legal fees		1,250
Office Supplies	23	23
Computer and Internet expenses		465
Total operating expenses	97	5,492
Net profit	$ (97)	$ (5,492)
Net loss per common share - basic and diluted
Net loss per share attributable to common stockholders	$ (0.00)	$ (0.00)
Weighted-average number of common shares outstanding	5,000,000	5,000,000